Investment Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value, Less than 12 months	$ 26,403	$ 24,468
Unrealized Losses, Less than 12 Months	211	678
Fair value, 12 months or more	327,334	339,668
Unrealized Losses, 12 Months or More	35,412	50,393
Fair value, total	353,737	364,136
Unrealized Losses, total	35,623	51,071
U.S Treasuries [Member]
Fair value, Less than 12 months	0	0
Unrealized Losses, Less than 12 Months	0	0
Fair value, 12 months or more	7,609	7,257
Unrealized Losses, 12 Months or More	378	724
Fair value, total	7,609	7,257
Unrealized Losses, total	378	724
U.S. Government sponsored enterprises
Fair value, Less than 12 months	0	0
Unrealized Losses, Less than 12 Months	0	0
Fair value, 12 months or more	5,202	8,732
Unrealized Losses, 12 Months or More	343	511
Fair value, total	5,202	8,732
Unrealized Losses, total	343	511
GSE - Mortgage-backed securities
Fair value, Less than 12 months	12,247	20,458
Unrealized Losses, Less than 12 Months	183	669
Fair value, 12 months or more	188,092	197,497
Unrealized Losses, 12 Months or More	15,264	22,538
Fair value, total	200,339	217,955
Unrealized Losses, total	15,447	23,207
Private label mortgage backed securities
Fair value, Less than 12 months	14,156	4,010
Unrealized Losses, Less than 12 Months	28	9
Fair value, 12 months or more	15,858	21,727
Unrealized Losses, 12 Months or More	638	1,416
Fair value, total	30,014	25,737
Unrealized Losses, total	666	1,425
State and political subdivisions
Fair value, Less than 12 months	0	0
Unrealized Losses, Less than 12 Months	0	0
Fair value, 12 months or more	110,573	104,455
Unrealized Losses, 12 Months or More	18,789	25,204
Fair value, total	110,573	104,455
Unrealized Losses, total	$ 18,789	$ 25,204